Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Cash Flows from Operating Activities:
Net income	$ 31,067	$ 949,894	$ 1,370,753	$ 255,721
Adjustment to reconcile net loss to net cash used in operating activities:
Stock-based compensation				38,479
Interest earned on investments held in Trust Account	(572,209)	(1,288,659)	(2,230,500)	(609,787)
Changes in operating assets and liabilities:
Prepaid expenses	(3,493)	(14,135)	15,968	(16,645)
Due to a related party	60,000		40,100	10,000
Accounts payable and accrued expenses	84,826	37,310	134,758	39,723
Net Cash Used in Operating Activities	(399,809)	(315,590)	(668,921)	(282,509)
Cash Flows from Investing Activities:
Cash deposited in trust account	(900,000)		(450,000)
Cash withdrawn from Trust Account to pay public shareholder redemptions			29,451,965
Purchase of investment held in Trust Account				(57,500,000)
Net Cash Used in Investing Activities	(900,000)		29,001,965	(57,500,000)
Cash Flows from Financing Activities:
Proceeds from sale of public units				57,500,000
Proceeds from sale of private placement units				2,280,000
Advance from related party	50,000
Advance from third party - Marine Thinking (target company)	150,000
Proceeds from issuance of promissory note to Marine Thinking (target company)	150,000
Proceeds from issuance of promissory note to related party	1,050,000		500,000	377,500
Payment of underwriter commissions				(862,500)
Repayment of promissory note - related party				(481,511)
Repayment of due to related party				(1,056)
Payment of public shareholder redemptions			(29,451,965)
Payment of offering costs				(359,572)
Net Cash Provided by Financing Activities	1,400,000		(28,951,965)	58,452,861
Net Change in Cash	100,191	(315,590)	(618,921)	670,352
Cash, beginning of period	51,431	670,352	670,352
Cash, end of period	151,622	354,762	51,431	670,352
Supplemental Disclosure of Cash Flow Information:
Deferred offering costs paid via promissory note – related party
Reversal of offering costs being waived				(100,000)
Accretion of carrying value to redemption value	$ 1,472,209	$ 2,697,208	$ 4,411,012	$ 1,249,259